UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-08348

LORD ASSET MANAGEMENT TRUST
(Exact name of registrant as specified in charter)

425 South Financial Place, Suite 3900
Chicago, Illinois 60605-1028
(Address of principal executive offices) (Zip code)

Patrick W. D. Turley Dechert LLP 1900 K Street NW Washington, D.C. 20006	Douglas M. Jackman Thomas White International, Ltd. 425 South Financial Place Chicago, Illinois 60605-1028
(Name and address of agent for service)

(312) 663-8300
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31

Date of reporting period: January 31, 2020

Item 1. Schedule of Investments.

Thomas White International Fund
Investment Portfolio (Unaudited)	January 31, 2020

Country	Issue	Industry	Shares	Value (US$)

	COMMON STOCKS (95.8%)
	AUSTRALIA (4.9%)
	Aristocrat Leisure Limited +	Consumer Services	58,600	$1,384,681
	BHP Billiton Ltd +	Materials	84,500	2,176,037
	CSL Limited +	Pharmaceuticals, Biotechnology & Life Sciences	10,450	2,136,705
				5,697,423

	BRAZIL (1.8%)
	Ambev SA	Food, Beverage & Tobacco	89,500	373,038
	StoneCo Ltd. - A Shares *#	Software & Services	16,000	695,040
	Suzano SA	Materials	116,200	1,072,841
				2,140,919

	CANADA (5.1%)
	Canadian National Railway Company	Transportation	16,400	1,532,559
	Nutrien Ltd.	Materials	23,800	1,015,915
	Open Text Corporation	Software & Services	37,300	1,678,697
	Suncor Energy, Inc.	Energy	28,600	874,165
	The Toronto-Dominion Bank	Banks	15,100	834,528
				5,935,864

	CHINA (8.5%)
	Alibaba Group Holding Ltd. - ADR *	Retailing	9,900	2,045,241
	Anhui Conch Cement Company Limited - H Shares +	Materials	196,500	1,251,746
	Guangdong Investment Limited +	Utilities	218,000	440,880
	Kweichow Moutai Co., Ltd. - A Shares +	Food, Beverage & Tobacco	9,400	1,398,313
	Midea Group Co., Ltd. - A Shares +	Consumer Durables & Apparel	203,800	1,544,255
	Ping An Insurance (Group) Company of China Limited - H Shares +	Insurance	192,000	2,172,127
	Tencent Holdings Limited +	Software & Services	21,000	997,145
				9,849,707

	FINLAND (1.1%)
	Sampo Oyj - A Shares+	Insurance	27,700	1,254,891

	FRANCE (10.5%)
	Airbus SE +	Capital Goods	8,650	1,276,189
	AXA SA +	Insurance	31,500	839,231
	BNP Paribas SA +	Banks	18,000	957,140
	Danone +	Food, Beverage & Tobacco	16,400	1,313,352
	Dassault Systemes +	Software & Services	5,900	1,023,985
	Eiffage +	Capital Goods	10,600	1,230,472
	Euronext NV +	Diversified Financials	8,700	754,241
	Kering +	Consumer Durables & Apparel	2,875	1,765,906
	L'Oreal +	Household & Personal Products	3,550	994,755
	LVMH Moet Hennessy Louis Vuitton SE +	Consumer Durables & Apparel	1,950	851,981
	Safran SA +	Capital Goods	7,325	1,184,380
				12,191,632

	GERMANY (2.9%)
	Muenchener Rueckversicherungs-Gesellschaft AG +	Insurance	2,600	767,204
	SAP SE +	Software & Services	7,500	981,475
	Scout24 AG +	Media & Entertainment	23,300	1,606,867
				3,355,546

	HONG KONG (3.8%)
	AIA Group Limited +	Insurance	82,400	812,382
	Hong Kong Exchanges & Clearing Limited +	Diversified Financials	34,100	1,123,480
	Techtronic Industries Company Limited +	Consumer Durables & Apparel	215,600	1,708,965
	United Company RUSAL Plc *+	Materials	1,450,000	787,646
				4,432,473

	INDIA (2.9%)
	HDFC Bank Ltd. - ADR	Banks	22,400	1,283,072
	ITC Limited +	Food, Beverage & Tobacco	237,600	783,054
	Larsen & Toubro Ltd +	Capital Goods	64,900	1,245,527
				3,311,653

	INDONESIA (1.3%)
	PT Telekomunikasi Indonesia Persero Tbk+	Telecommunication Services	5,625,000	1,557,863

	IRELAND (1.2%)
	CRH PLC+	Materials	38,590	1,453,326

ITALY (2.5%)
Enel SpA +	Utilities	82,200	716,291
Ferrari NV +	Automobiles & Components	3,650	616,574
Intesa Sanpaolo S.p.A. +	Banks	621,500	1,544,803
			2,877,668

JAPAN (11.6%)
East Japan Railway Company +	Transportation	9,100	805,196
KAJIMA CORPORATION +	Capital Goods	43,500	551,440
KOSE Corporation +	Household & Personal Products	5,460	729,386
MEIJI Holdings Co., Ltd. +	Food, Beverage & Tobacco	8,400	589,683
Mizuho Financial Group, Inc. +	Banks	564,400	832,304
Nidec Corporation +	Capital Goods	7,400	936,783
Nintendo Co., Ltd. +	Media & Entertainment	3,400	1,259,311
Park24 Co., Ltd. +	Commercial & Professional Services	44,100	1,120,956
Recruit Holdings Co. Ltd. +	Commercial & Professional Services	17,900	700,073
Shin-Etsu Chemical Co., Ltd. +	Materials	6,600	751,234
SMC CORPORATION +	Capital Goods	2,700	1,168,245
Sompo Holdings, Inc. +	Insurance	23,600	880,461
Sumitomo Corporation +	Capital Goods	56,700	845,287
Sysmex Corporation +	Health Care Equipment & Services	14,700	1,051,408
Takeda Pharmaceutical Company Limited +	Pharmaceuticals, Biotechnology & Life Sciences	31,132	1,194,800
			13,416,567

MEXICO (0.9%)
Grupo Financiero Banorte S.A.B. de C.V. - Class O	Banks	168,800	1,040,288

NETHERLANDS (3.7%)
ASML Holding N.V. +	Semiconductors & Semiconductor Equipment	3,700	1,037,687
ING Groep N.V. +	Banks	110,500	1,199,322
Koninklijke Philips NV +	Health Care Equipment & Services	19,000	869,738
NN Group N.V. +	Insurance	19,100	663,887
Prosus NV *+	Retailing	6,600	475,649
			4,246,283

POLAND (0.6%)
Bank Polska Kasa Opieki SA+	Banks	26,800	682,992

RUSSIA (2.8%)
LUKOIL PJSC - ADR +	Energy	18,800	1,911,771
Sberbank of Russia PJSC - ADR +	Banks	80,700	1,286,664
			3,198,435

SINGAPORE (1.5%)
DBS Group Holdings Limited +	Banks	65,100	1,194,375
Thai Beverage Public Company Limited +	Food, Beverage & Tobacco	906,700	525,696
			1,720,071

SOUTH AFRICA (1.2%)
FirstRand Limited+	Diversified Financials	374,100	1,433,545

SOUTH KOREA (4.1%)
KB Financial Group Inc. +	Banks	44,250	1,623,431
LG Household & Health Care Ltd. +	Household & Personal Products	1,045	1,095,189
Samsung Electronics Co., Ltd. +	Technology Hardware & Equipment	43,800	2,049,805
			4,768,425

SPAIN (0.7%)
Banco Santander S.A.+	Banks	213,400	843,502

SWEDEN (2.6%)
Alfa Laval AB +	Capital Goods	27,400	682,420
ASSA ABLOY AB +	Capital Goods	26,500	630,587
Hexagon AB - B Shares +	Technology Hardware & Equipment	30,300	1,651,355
			2,964,362

SWITZERLAND (3.6%)
Adecco Group AG +	Commercial & Professional Services	16,200	952,663
Ems-Chemie Holding AG +	Materials	1,600	1,049,148
Lonza Group AG +	Pharmaceuticals, Biotechnology & Life Sciences	2,000	822,343
Roche Holding AG +	Pharmaceuticals, Biotechnology & Life Sciences	4,200	1,413,556
			4,237,710

TAIWAN (3.6%)
		Largan Precision Company Limited +	Technology Hardware & Equipment	5,000	778,530
		Taiwan Semiconductor Manufacturing Company, Ltd. +	Semiconductors & Semiconductor Equipment	62,000	663,259
		Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	Semiconductors & Semiconductor Equipment	49,900	2,691,606
					4,133,395

TURKEY (0.4%)
		KOC Holding A.S.+	Capital Goods	141,500	457,322

UNITED KINGDOM (11.1%)
		Anglo American PLC +	Materials	37,800	990,435
		Ashtead Group Plc +	Capital Goods	45,900	1,480,525
		AstraZeneca Plc +	Pharmaceuticals, Biotechnology & Life Sciences	14,800	1,447,038
		Barclays PLC +	Banks	496,000	1,096,896
		BP p.l.c. +	Energy	277,800	1,674,205
		British American Tobacco P.L.C. +	Food, Beverage & Tobacco	25,500	1,127,229
		GVC Holdings PLC +	Consumer Services	64,750	750,749
		The Royal Bank of Scotland Group Public Limited Company +	Banks	361,100	1,031,540
		Royal Dutch Shell PLC - B Shares +	Energy	69,300	1,824,665
		Smith & Nephew plc +	Health Care Equipment & Services	61,300	1,475,236
					12,898,518

UNITED STATES (0.9%)
		Cognizant Technology Solutions Corporation - Class A	Software & Services	16,500	1,012,770

Total Common Stocks			(Cost $92,682,936)		111,113,150

PREFERRED STOCKS (1.9%)
BRAZIL (1.9%)
		Itau Unibanco Holding S.A. (5/4/20, 0.73%) ^	Banks	170,640	1,300,938
		Petroleo Brasileiro SA - Petrobras (4/29/20) ^	Energy	141,200	938,344
					2,239,282

Total Preferred Stocks			(Cost $2,171,043)		2,239,282

Total Investments	97.7%		(Cost $94,853,979)		$113,352,432
Other Assets, Less Liabilities	2.3				2,622,380
Total Net Assets:	100.0%				$115,974,812

*	Non-Income Producing Securities
#
All or a portion of securities on loan at January 31, 2020. The market value of the securities loaned was $224,802. The loaned securities were secured with non-cash collateral with a value of $235,035. The non-cash collateral received consists of short term investments and long term bonds, and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day's prices.

^	Maturity Date and Preferred Dividend Rate of Preferred Stock
+	Fair Valued Security
ADR	- American Depositary Receipt
PLC	- Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Exposure at January 31, 2020 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value under the Trust's Valuation Procedures as determined by management and approved in good faith by the Board of Trustees. As of January 31, 2020, all securities within the Fund's portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of January 31, 2020, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$–	$5,697,423	$–	$5,697,423
Brazil	2,140,919	–	–	2,140,919
Canada	5,935,864	–	–	5,935,864
China	2,045,241	7,804,466	–	9,849,707
Finland	–	1,254,891	–	1,254,891
France	–	12,191,632	–	12,191,632
Germany	–	3,355,546	–	3,355,546
Hong Kong	–	4,432,473	–	4,432,473
India	1,283,072	2,028,581	–	3,311,653
Indonesia	–	1,557,863	–	1,557,863
Ireland	–	1,453,326	–	1,453,326
Italy	–	2,877,668	–	2,877,668
Japan	–	13,416,567	–	13,416,567
Mexico	1,040,288	–	–	1,040,288
Netherlands	–	4,246,283	–	4,246,283
Poland	–	682,992	–	682,992
Russia	–	3,198,435	–	3,198,435
Singapore	–	1,720,071	–	1,720,071
South Africa	–	1,433,545	–	1,433,545
South Korea	–	4,768,425	–	4,768,425
Spain	–	843,502	–	843,502
Sweden	–	2,964,362	–	2,964,362
Switzerland	–	4,237,710	–	4,237,710
Taiwan	2,691,606	1,441,789	–	4,133,395
Turkey	–	457,322	–	457,322
United Kingdom	–	12,898,518	–	12,898,518
United States	1,012,770	–	–	1,012,770
Total Common Stocks	$16,149,760	$94,963,390	$–	$111,113,150

Preferred Stocks
Brazil	$2,239,282	$-	$-	$2,239,282
Total Preferred Stocks	$2,239,282	$-	$-	$2,239,282

Total Investments	$18,389,042	$94,963,390	$–	$113,352,432

No transfers between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

Thomas White Emerging Markets Fund
Investment Portfolio (Unaudited)	January 31, 2020

Country	Issue	Industry	Shares	Value (US$)

	COMMON STOCKS (90.5%)
	BRAZIL (5.2%)
	Ambev SA	Food, Beverage & Tobacco	45,800	$190,896
	B3 SA - Brasil Bolsa Balcao	Diversified Financials	24,300	272,131
	Fleury SA	Health Care Equipment & Services	45,700	330,590
	Pagseguro Digital Ltd. - A Shares *#	Software & Services	5,700	185,193
	StoneCo Ltd. - A Shares *#	Software & Services	3,800	165,072
	Suzano SA	Materials	34,300	316,682
				1,460,564

	CHILE (2.6%)
	Enel Americas SA	Utilities	2,366,731	466,367
	Enel Chile SA	Utilities	2,832,900	268,671
				735,038

	CHINA (29.8%)
	Alibaba Group Holding Ltd. - ADR *	Retailing	8,275	1,709,532
	Anhui Conch Cement Company Limited - H Shares +	Materials	105,400	671,420
	Brilliance China Automotive Holdings Ltd. +	Automobiles & Components	144,000	127,703
	China Construction Bank Corp. - H Shares +	Banks	801,000	607,625
	China Overseas Land & Investment Limited +	Real Estate	110,000	354,176
	China Petroleum and Chemical Corporation (Sinopec) - H Shares +	Energy	498,000	262,769
	CSPC Pharmaceutical Group Limited +	Pharmaceuticals, Biotechnology & Life Sciences	98,000	216,667
	Haier Electronics Group Co., Ltd. +	Consumer Durables & Apparel	90,000	269,695
	Kweichow Moutai Co., Ltd. - A Shares +	Food, Beverage & Tobacco	2,100	312,389
	Midea Group Co., Ltd. - A Shares +	Consumer Durables & Apparel	25,100	190,190
	Momo Inc. - ADR	Media & Entertainment	8,400	257,040
	Ping An Insurance (Group) Company of China Limited - H Shares +	Insurance	60,700	686,709
	Shanghai International Airport Co., Ltd. - A Shares +	Transportation	28,100	272,808
	Shenzhou International Group Holdings Ltd. +	Consumer Durables & Apparel	33,500	442,253
	Tencent Holdings Limited +	Software & Services	32,600	1,547,948
	ZTO Express (Cayman) Inc. - ADR	Transportation	23,300	506,076
				8,435,000

	INDIA (9.1%)
	Axis Bank Limited +	Banks	17,600	179,267
	Coal India Limited +	Energy	88,000	223,786
	HDFC Bank Ltd. - ADR	Banks	5,000	286,400
	ICICI Bank Ltd. +	Banks	45,300	332,291
	ITC Limited +	Food, Beverage & Tobacco	93,600	308,476
	Larsen & Toubro Ltd +	Capital Goods	13,800	264,843
	Mahindra & Mahindra Ltd. - GDR +	Automobiles & Components	35,898	285,128
	Vedanta Limited +	Materials	102,300	197,744
	WNS (Holdings) Ltd. - ADR *	Software & Services	5,000	356,800
	Zee Entertainment Enterprises Limited +	Media & Entertainment	36,700	138,457
				2,573,192

	INDONESIA (3.0%)
	PT Astra International Tbk +	Automobiles & Components	465,000	214,183
	PT Bank Mandiri (Persero) Tbk +	Banks	560,000	306,557
	PT Matahari Department Store Tbk +	Retailing	542,700	115,863
	PT Telekomunikasi Indonesia Persero Tbk +	Telecommunication Services	765,100	211,897
				848,500

	MEXICO (3.8%)
	Grupo Aeroportuario del Sureste SAB de CV - Class B	Transportation	13,800	265,396
	Grupo Financiero Banorte S.A.B. de C.V. - Class O	Banks	98,200	605,191
	Wal-Mart de Mexico S.A.B. de C.V.	Food & Staples Retailing	72,300	211,556
				1,082,143

	NETHERLANDS (0.9%)
	Prosus NV *+	Retailing	3,350	241,428

	PANAMA (0.9%)
	Banco Latinoamericano de Comercio Exterior, S.A. - E Shares	Diversified Financials	13,000	262,080

PHILIPPINES (1.7%)
Metropolitan Bank & Trust Company +	Banks	218,289	246,307
Semirara Mining and Power Corporation +	Energy	529,100	228,402
			474,709

POLAND (0.7%)
KGHM Polska Miedz S.A.*+	Materials	8,100	190,348

RUSSIA (5.2%)
LUKOIL PJSC - ADR +	Energy	7,800	793,182
Sberbank of Russia PJSC - ADR +	Banks	42,675	680,401
			1,473,583

SINGAPORE (1.8%)
First Resources Ltd. +	Food, Beverage & Tobacco	115,300	143,137
Thai Beverage Public Company Limited +	Food, Beverage & Tobacco	625,700	362,775
			505,912

SOUTH AFRICA (2.6%)
Absa Group Limited +	Banks	25,100	228,497
FirstRand Limited +	Diversified Financials	69,600	266,706
Mr. Price Group Limited +	Retailing	21,900	245,775
			740,978

SOUTH KOREA (12.3%)
Fila Holdings Corp. +	Consumer Discretionary	5,300	195,822
KB Financial Group Inc. +	Banks	8,050	295,336
Korea Zinc Co Ltd +	Materials	775	245,572
LG Household & Health Care Ltd. +	Household & Personal Products	390	408,731
POSCO +	Materials	1,100	199,092
Samsung Electronics Co., Ltd. +	Technology Hardware & Equipment	30,350	1,420,356
Samsung Fire & Marine Insurance Co., Ltd +	Insurance	865	152,144
Shinhan Financial Group Co., Ltd. +	Banks	10,625	345,820
SK Telecom Co., Ltd. +	Telecommunication Services	1,175	226,016
			3,488,889

TAIWAN (7.7%)
Largan Precision Company Limited +	Technology Hardware & Equipment	2,000	311,412
Taiwan Semiconductor Manufacturing Company, Ltd. +	Semiconductors & Semiconductor Equipment	174,700	1,868,893
			2,180,305

THAILAND (1.2%)
PTT Exploration and Production Public Company Limited +	Energy	82,200	327,816

TURKEY (0.6%)
Turkcell Iletisim Hizmetleri AS +	Telecommunication Services	69,700	164,107

UNITED KINGDOM (0.5%)
NMC Health plc +	Health Care Equipment & Services	8,000	136,080

UNITED STATES (0.9%)
Cognizant Technology Solutions Corporation - Class A	Software & Services	4,100	251,658

Total Common Stocks	(Cost $19,490,862)		25,572,330

PREFERRED STOCKS (6.9%)
BRAZIL (5.6%)
Banco Bradesco S.A. (4/30/20, 0.08%) ^	Banks	30,100	230,533
Gerdau S.A. (5/06/20, 1.10%) ^	Materials	81,300	382,903
Itau Unibanco Holding S.A. (5/4/20, 0.73%) ^	Banks	60,423	460,657
Petroleo Brasileiro SA - Petrobras (4/29/20) ^	Energy	76,200	506,387
			1,580,480

SOUTH KOREA (1.3%)
Samsung Electronics Co., Ltd. (5/14/20, 3.57%) ^+	Semiconductors & Semiconductor Equipment	9,500	374,749

Total Preferred Stocks	(Cost $1,680,135)		1,955,229

REAL ESTATE INVESTMENT TRUST (REIT) (1.0%)
MEXICO (1.0%)
Fibra Uno Administracion SA de CV	Real Estate	161,700	265,713

Total REIT	(Cost $198,129)		265,713

SHORT TERM INVESTMENT (1.5%)
Money Market Fund (1.5%)
		Northern Institutional Treasury Portfolio, 1.52% (a)		431,145	431,145

Total Short Term Investment			(Cost $431,145)		431,145

Total Investments	99.9%		(Cost $21,800,271)		$28,224,417
Other Assets, Less Liabilities	0.1				33,269
Total Net Assets:	100.0%				$28,257,686

*	Non-Income Producing Securities
#
All or a portion of securities on loan at January 31, 2020. The market value of the securities loaned was $350,265. The loaned securities were secured with non-cash collateral with a value of $372,519. The non-cash collateral received consists of short term investments and long term bonds, and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day's prices.

^	Maturity Date and Preferred Dividend Rate of Preferred Stock
+	Fair Valued Security
(a)	7-day yield
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
PLC	- Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Exposure at January 31, 2020 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value under the Trust's Valuation Procedures as determined by management and approved in good faith by the Board of Trustees. As of January 31, 2020, all securities within the Fund's portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of January 31, 2020, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,460,564	$–	$–	$1,460,564
Chile	735,038	–	–	735,038
China	2,472,648	5,962,352	–	8,435,000
India	643,200	1,929,992	–	2,573,192
Indonesia	–	848,500	–	848,500
Mexico	1,082,143	–	–	1,082,143
Netherlands	–	241,428	–	241,428
Panama	262,080	–	–	262,080
Philippines	–	474,709	–	474,709
Poland	–	190,348	–	190,348
Russia	–	1,473,583	–	1,473,583
Singapore	–	505,912	–	505,912
South Africa	–	740,978	–	740,978
South Korea	–	3,488,889	–	3,488,889
Taiwan	–	2,180,305	–	2,180,305
Thailand	–	327,816	–	327,816
Turkey	–	164,107	–	164,107
United Kingdom	–	136,080	–	136,080
United States	251,658	–	–	251,658
Total Common Stocks	$6,907,331	$18,664,999	$–	$25,572,330

Preferred Stocks
Brazil	$1,580,480	$-	$-	$1,580,480
South Korea	–	374,749	–	374,749
Total Preferred Stocks	$1,580,480	$374,749	$-	$1,955,229

Real Estate Investment Trust (REIT)
Mexico	$265,713	$-	$-	$265,713
Total REIT	$265,713	$-	$-	$265,713

Short Term Investment	$431,145	$–	$–	$431,145
Total Investments	$9,184,669	$19,039,748	$–	$28,224,417

No transfers between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

Thomas White American Opportunities Fund
Investment Portfolio (Unaudited)	January 31, 2020

Industry	Issue	Shares	Value
	COMMON STOCKS (89.9%)
	AUTOMOBILES & COMPONENTS (0.9%)
	BorgWarner, Inc.	9,600	$329,184

	BANKS (4.9%)
	Citizens Financial Group, Inc.	12,100	451,088
	Comerica Incorporated	7,450	455,642
	Fifth Third Bancorp	17,000	483,650
	Regions Financial Corporation	29,700	462,429
			1,852,809

	CAPITAL GOODS (12.1%)
	Carlisle Companies Incorporated	2,830	442,131
	Cummins Inc.	2,100	335,937
	Hexcel Corporation	3,450	256,059
	Huntington Ingalls Industries, Inc.	1,815	473,715
	Ingersoll-Rand PLC ^	4,000	532,920
	The Middleby Corporation *	2,700	302,832
	Parker-Hannifin Corporation	2,050	401,164
	Sensata Technologies Holding plc *^	6,254	295,627
	Snap-on Incorporated	3,450	550,723
	Spirit AeroSystems Holdings, Inc. - Class A	6,650	434,378
	Textron Inc.	5,275	242,281
	W.W. Grainger, Inc.	1,000	302,670
			4,570,437

	CONSUMER DURABLES & APPAREL (2.1%)
	Lennar Corporation - Class A	6,650	441,294
	Polaris Industries Inc.	3,900	358,176
			799,470

	CONSUMER SERVICES (2.9%)
	Aramark	9,587	423,170
	Royal Caribbean Cruises Ltd. ^	5,900	690,772
			1,113,942

	DIVERSIFIED FINANCIALS (4.5%)
	Ameriprise Financial, Inc.	2,800	463,148
	Intercontinental Exchange, Inc.	5,200	518,648
	Voya Financial, Inc.	12,400	740,652
			1,722,448

	ENERGY (3.0%)
	Diamondback Energy Inc	4,700	349,680
	Marathon Petroleum Corporation	9,654	526,143
	Noble Energy, Inc.	12,700	251,079
			1,126,902

	FOOD, BEVERAGE & TOBACCO (1.6%)
	The Hershey Company	4,000	620,680

	HEALTH CARE EQUIPMENT & SERVICES (7.3%)
	Boston Scientific Corporation *	15,430	646,054
	Centene Corporation *	10,949	687,707
	Hill-Rom Holdings, Inc.	4,190	446,193
	Laboratory Corporation of America Holdings *	2,495	437,623
	Zimmer Biomet Holdings, Inc.	3,700	547,230
			2,764,807

HOUSEHOLD & PERSONAL PRODUCTS (0.9%)
Church & Dwight Co, Inc.	4,400	326,568

INSURANCE (4.5%)
Arch Capital Group Ltd. *^	9,300	410,688
Assurant, Inc.	3,700	483,072
Everest Re Group, Ltd. ^	1,400	387,198
The Hartford Financial Services Group, Inc.	7,400	438,672
		1,719,630

MATERIALS (7.0%)
AptarGroup, Inc.	3,500	404,285
Ball Corporation	6,200	447,516
Martin Marietta Materials, Inc.	2,300	606,740
PPG Industries, Inc.	5,160	618,374
The Sherwin-Williams Company	530	295,205
Steel Dynamics, Inc.	8,850	264,438
		2,636,558

MEDIA & ENTERTAINMENT (0.6%)
Twitter, Inc. *	7,050	228,984

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (4.7%)
Agilent Technologies, Inc.	8,200	676,992
Charles River Laboratories International, Inc. *	4,690	724,980
Jazz Pharmaceuticals Public Limited Company *^	2,600	372,710
		1,774,682

RETAILING (3.8%)
AutoZone, Inc. *	594	628,428
Ross Stores, Inc.	7,300	818,987
		1,447,415

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.9%)
Analog Devices, Inc.	3,230	354,492
KLA Corporation	2,600	430,924
Lam Research Corporation	2,595	773,855
Xilinx, Inc.	3,400	287,232
		1,846,503

SOFTWARE & SERVICES (10.1%)
Cadence Design Systems, Inc. *	7,625	549,839
Check Point Software Technologies Ltd. *^	3,370	385,225
Euronet Worldwide, Inc. *	1,950	307,398
FleetCor Technologies Inc. *	1,760	554,805
Fortinet, Inc. *	4,250	490,280
Global Payments Inc.	3,250	635,212
Intuit Inc.	2,150	602,817
Synopsys, Inc. *	1,900	280,269
		3,805,845

TECHNOLOGY HARDWARE & EQUIPMENT (3.0%)
Arista Networks Inc. *	1,400	312,676
F5 Networks, Inc. *	2,775	338,883
NetApp, Inc.	9,050	483,270
		1,134,829

TRANSPORTATION (3.3%)
		Kansas City Southern	2,200	371,118
		Old Dominion Freight Line, Inc.	2,420	474,877
		XPO Logistics, Inc. *	4,650	413,478
				1,259,473

UTILITIES (7.8%)
		Alliant Energy Corporation	11,200	664,832
		Ameren Corporation	6,620	543,171
		CMS Energy Corporation	7,450	510,399
		DTE Energy Company	4,200	556,962
		Xcel Energy, Inc.	9,650	667,684
				2,943,048

Total Common Stocks			(Cost $24,135,586)	34,024,214

REAL ESTATE INVESTMENT TRUSTS (REITS) (8.8%)
REAL ESTATE (8.8%)
		AvalonBay Communities, Inc.	1,800	390,042
		Boston Properties, Inc.	3,225	462,304
		Crown Castle International Corp.	3,100	464,504
		Digital Realty Trust, Inc.	3,800	467,362
		Essex Property Trust, Inc.	1,125	348,480
		Medical Properties Trust Inc.	15,700	347,755
		Prologis, Inc.	6,700	622,296
		Regency Centers Corp.	3,650	226,446
				3,329,189

Total REITS			(Cost $2,762,743)	3,329,189

Total Investments	98.7%		(Cost $26,898,329)	$37,353,403
Other Assets, Less Liabilities	1.3%			491,029
Total Net Assets:	100.0%			$37,844,432

*	Non-Income Producing Securities
^	Foreign Issued Securities
PLC	Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Exposure at January 31, 2020 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value under the Trust's Valuation Procedures as determined by management and approved in good faith by the Board of Trustees. As of January 31, 2020, all securities within the Fund's portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of January 31, 2020, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles & Components	$329,184	$–	$–	$329,184
Banks	1,852,809	–	–	1,852,809
Capital Goods	4,570,437	–	–	4,570,437
Consumer Durables & Apparel	799,470	–	–	799,470
Consumer Services	1,113,942	–	–	1,113,942
Diversified Financials	1,722,448	–	–	1,722,448
Energy	1,126,902	–	–	1,126,902
Food, Beverage & Tobacco	620,680	–	–	620,680
Health Care Equipment & Services	2,764,807	–	–	2,764,807
Household & Personal Products	326,568	–	–	326,568
Insurance	1,719,630	–	–	1,719,630
Materials	2,636,558	–	–	2,636,558
Media & Entertainment	228,984	–	–	228,984
Pharmaceuticals, Biotechnology & Life Sciences	1,774,682	–	–	1,774,682
Retailing	1,447,415	–	–	1,447,415
Semiconductors & Semiconductor Equipment	1,846,503	–	–	1,846,503
Software & Services	3,805,845	–	–	3,805,845
Technology Hardware & Equipment	1,134,829	–	–	1,134,829
Transportation	1,259,473	–	–	1,259,473
Utilities	2,943,048	–	–	2,943,048
Total Common Stocks	$34,024,214	$–	$–	$34,024,214

Real Estate Investment Trusts (REITs)
Real Estate	$3,329,189	$-	$-	$3,329,189
Total REITs	$3,329,189	$-	$-	$3,329,189

Total Investments	$37,353,403	$–	$–	$37,353,403

No transfers between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lord Asset Management Trust

By (Signature and Title)  /s/ Douglas M. Jackman
 Douglas M. Jackman
 President (Principal Executive Officer)

Date       3/30/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Douglas M. Jackman
 Douglas M. Jackman
 President (Principal Executive Officer)

Date      3/30/2020

By (Signature and Title)  /s/ David M. Sullivan II
 David M. Sullivan II
 Treasurer (Principal Financial Officer)

Date       3/30/2020